Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions and with Related Parties
            Transactions with related parties

	Year ended December 31
	2012	2013	2014
Revenues from sales and services (C)	$1,145	$1,156	$1,158

Operation costs	42	312	64

Management and consulting fees to shareholders (D)	428	398	660

Purchases of fixed asset	$253	$1	-

  Balances with related parties
	December 31 2012	December 31 2013	December 31 2014
Trade receivables	350	216	117

Other receivables	(5)	(154)	(148)